INCOME TAXES - Non-capital loss carry forwards (Details)	Dec. 31, 2024 CAD ($)
INCOME TAXES
Non-capital loss carry forwards	$ 38,411,000
Capital loss carry forwards	18,630,000
2040
INCOME TAXES
Non-capital loss carry forwards	791,000
2041
INCOME TAXES
Non-capital loss carry forwards	7,661,000
2042
INCOME TAXES
Non-capital loss carry forwards	9,964,000
2043
INCOME TAXES
Non-capital loss carry forwards	9,979,000
2044
INCOME TAXES
Non-capital loss carry forwards	$ 10,016,000